Federated Hermes MDT Large Cap Growth ETF
Portfolio of Investments
November 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—13.5%
1,977		Alphabet, Inc., Class A	$ 334,014
58	[1]	Live Nation Entertainment, Inc.	8,018
362		Meta Platforms, Inc.	207,904
16	[1]	Netflix, Inc.	14,189
258	[1]	Spotify Technology SA	123,056
514	[1]	ZoomInfo Technologies, Inc.	5,623
		TOTAL	692,804
		Consumer Discretionary—14.3%
1	[1]	Airbnb, Inc.	136
1,388	[1]	Amazon.com, Inc.	288,551
2	[1]	AutoZone, Inc.	6,339
25	[1]	Carvana Co.	6,511
368	[1]	Cava Group, Inc.	51,851
2	[1]	Chipotle Mexican Grill, Inc.	123
11		Domino’s Pizza, Inc.	5,238
236	[1]	DoorDash, Inc.	42,593
3	[1]	Duolingo, Inc.	1,045
547		eBay, Inc.	34,620
30		Murphy USA, Inc.	16,434
88	[1]	Norwegian Cruise Line Holdings Ltd.	2,366
12	[1]	O’Reilly Automotive, Inc.	14,919
154		Royal Caribbean Cruises, Ltd.	37,585
570		SharkNinja, Inc.	57,313
249	[1]	Tesla, Inc.	85,945
191		TJX Cos., Inc.	24,007
4	[1]	Ulta Beauty, Inc.	1,547
171		Wingstop, Inc.	56,220
		TOTAL	733,343
		Consumer Staples—3.5%
131		Costco Wholesale Corp.	127,316
255		Kimberly-Clark Corp.	35,534
398	[1]	Maplebear, Inc.	17,381
2		PepsiCo, Inc.	327
		TOTAL	180,558
		Financials—5.7%
56		Ally Financial, Inc.	2,239
237		Ameriprise Financial, Inc.	136,031
110		Mastercard, Inc.	58,623
17		Moody’s Corp.	8,500
15		MSCI, Inc., Class A	9,145
132		Progressive Corp., OH	35,492
201		Ryan Specialty Group Holdings, Inc.	15,155
1,524	[1]	StoneCo Ltd.	14,448
36	[1]	Toast, Inc.	1,567
1,295		Western Union Co.	14,258
		TOTAL	295,458

Shares			Value
		COMMON STOCKS—continued
		Health Care—7.3%
422		AbbVie, Inc.	$ 77,197
21	[1]	Align Technology, Inc.	4,888
14	[1]	Alnylam Pharmaceuticals, Inc.	3,543
139		Amgen, Inc.	39,319
103		Baxter International, Inc.	3,472
35		Cardinal Health, Inc.	4,278
173		Cencora, Inc.	43,518
83		Eli Lilly & Co.	66,014
43		GE HealthCare Technologies, Inc.	3,579
203	[1]	Illumina, Inc.	29,262
250	[1]	Incyte Genomics, Inc.	18,648
295		Merck & Co., Inc.	29,984
9	[1]	Regeneron Pharmaceuticals, Inc.	6,752
39		The Cigna Group	13,174
37	[1]	Vertex Pharmaceuticals, Inc.	17,321
77		Zoetis, Inc.	13,494
		TOTAL	374,443
		Industrials—5.3%
14		Acuity Brands, Inc.	4,490
398		Allison Transmission Holdings, Inc.	47,163
8		Automatic Data Processing, Inc.	2,455
14		Paychex, Inc.	2,048
163		Paycom Software, Inc.	37,803
27		Trane Technologies PLC	11,238
108	[1]	Uber Technologies, Inc.	7,772
997		Veralto Corp.	107,865
412		Vertiv Holdings Co.	52,571
		TOTAL	273,405
		Information Technology—49.3%
89	[1]	Adobe, Inc.	45,918
2,295		Apple, Inc.	544,672
442		Applied Materials, Inc.	77,222
68	[1]	AppLovin Corp.	22,899
288	[1]	Arista Networks, Inc.	116,876
12	[1]	Autodesk, Inc.	3,503
30		Broadcom, Inc.	4,862
266	[1]	Datadog, Inc.	40,631
255		Dell Technologies, Inc.	32,535
997	[1]	Fortinet, Inc.	94,765
76	[1]	Gitlab, Inc.	4,845
654	[1]	GoDaddy, Inc.	129,211
14	[1]	HubSpot, Inc.	10,095
26		Intuit, Inc.	16,685
3		KLA Corp.	1,941
27		Lam Research Corp.	1,995
1,234		Microsoft Corp.	522,550
15		NetApp, Inc.	1,840
1,187	[1]	Nutanix, Inc.	77,487
3,542		NVIDIA Corp.	489,681
231		Oracle Corp.	42,698
4	[1]	Palantir Technologies, Inc.	268
31	[1]	Palo Alto Networks, Inc.	12,022

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
148		Pegasystems, Inc.	$ 14,056
16	[1]	Pure Storage, Inc.	848
779		Qualcomm, Inc.	123,495
85		Salesforce, Inc.	28,049
48	[1]	ServiceNow, Inc.	50,373
298	[1]	Zoom Video Communications, Inc.	24,642
		TOTAL	2,536,664
		Materials—0.6%
30		FMC Corp.	1,773
215		PPG Industries, Inc.	26,739
		TOTAL	28,512
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $4,835,537)	5,115,187
		OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	25,132
		TOTAL NET ASSETS—100%	$5,140,319

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.